Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

15. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Nine months ended September 30,
	2012	2011
Supplementary cash flow information:
Cash paid for interest	$316,734	$210,423
Cash paid for income taxes(1)	$414,657	$350,268
Cash inflow for income taxes from stock option exercises	$17,588	$9,565

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,434,645)	$(958,241)
Liabilities assumed	282,789	65,805
Noncontrolling interest subject to put provisions	86,729	-
Noncontrolling interest	105,863	1,441
Obligations assumed in connection with acquisition	4,720	10,600
Cash paid	(1,954,544)	(880,395)
Less cash acquired	171,795	12,607
Net cash paid for acquisitions	$(1,782,749)	$(867,788)

(1) Net of tax refund.